Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of the Major Related Parties

The table below sets the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.

Schedule of Significant Transactions with Related Parties

Significant transactions with related parties were as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Purchase from related parties:
Wuxi Kaiteng Mold Factory(1)	$187,231	$118,032
Subtotal	$187,231	$118,032

(1)	The Company purchases processing services from Wuxi Kaiteng Mold Factory.

Schedule of Represented Related Party

The following represented related party balances as of June 30, 2025 and December 31, 2024:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$249,338	$240,166
Subtotal	$249,338	$240,166